CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 58,534	$ 21,728	$ 13,920
Change in unrealized gains on marketable securities:
Unrealized gains arising during the period, net of tax	664
Other comprehensive income, net of tax	664
Comprehensive income	$ 59,198	$ 21,728	$ 13,920